Schedule of investments
Delaware Ivy VIP Small Cap Growth
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.18%
Communication Services — 1.11%
IMAX †	155,376	$ 2,512,430
		2,512,430
Consumer Discretionary — 15.24%
Abercrombie & Fitch Class A †	32,013	4,012,189
Acushnet Holdings	38,223	2,520,807
First Watch Restaurant Group †	93,126	2,292,762
Installed Building Products	13,011	3,366,336
Light & Wonder †	33,643	3,434,614
Meritage Homes	22,290	3,911,003
Modine Manufacturing †	10,982	1,045,377
Red Rock Resorts Class A	85,173	5,095,049
Texas Roadhouse	26,350	4,070,285
Wingstop	12,926	4,736,086
		34,484,508
Consumer Staples — 4.62%
BellRing Brands †	64,816	3,826,088
elf Beauty †	21,430	4,200,923
MGP Ingredients	28,139	2,423,612
		10,450,623
Energy — 2.40%
Cactus Class A	44,667	2,237,370
Weatherford International †	27,571	3,182,245
		5,419,615
Financials — 5.63%
Flywire †	153,836	3,816,671
Houlihan Lokey	35,104	4,499,982
Kinsale Capital Group	6,375	3,345,217
WisdomTree	117,161	1,076,710
		12,738,580
Healthcare — 21.22%
Acadia Healthcare †	39,599	3,137,033
ACADIA Pharmaceuticals †	39,062	722,256
ANI Pharmaceuticals †	22,248	1,538,004
Axsome Therapeutics †	32,483	2,592,143
CryoPort †	107,341	1,899,936
Encompass Health	33,536	2,769,403
Evolent Health Class A †	110,260	3,615,425
Halozyme Therapeutics †	41,140	1,673,575
Harmony Biosciences Holdings †	31,385	1,053,908
HealthEquity †	34,046	2,779,175
Insmed †	92,915	2,520,784
Integer Holdings †	23,723	2,768,000
Intra-Cellular Therapies †	15,559	1,076,683
Madrigal Pharmaceuticals †	3,163	844,648
NeoGenomics †	114,778	1,804,310
Option Care Health †	95,053	3,188,078
Progyny †	138,308	5,276,450
TransMedics Group †	31,642	2,339,609
Vericel †	103,333	5,375,383
Viking Therapeutics †	12,541	1,028,362
		48,003,165
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 22.36%
ACV Auctions Class A †	122,301	$ 2,295,590
AeroVironment †	23,619	3,620,320
CBIZ †	59,576	4,676,716
Clean Harbors †	23,902	4,811,712
Construction Partners Class A †	29,900	1,678,885
EnerSys	12,230	1,155,246
Federal Signal	66,124	5,611,944
Kirby †	31,782	3,029,460
Legalzoom.com †	210,171	2,803,681
NEXTracker Class A †	34,812	1,958,871
Parsons †	67,662	5,612,563
Paycor HCM †	129,153	2,510,734
SiteOne Landscape Supply †	20,945	3,655,950
Trex †	41,966	4,186,108
Verra Mobility †	119,416	2,981,818
		50,589,598
Information Technology — 23.37%
Advanced Energy Industries	19,910	2,030,422
Allegro MicroSystems †	15,203	409,873
Box Class A †	43,562	1,233,676
Braze Class A †	55,939	2,478,098
CyberArk Software †	32,901	8,739,492
Descartes Systems Group †	22,866	2,092,925
DoubleVerify Holdings †	122,243	4,298,064
Harmonic †	104,514	1,404,668
Instructure Holdings †	79,355	1,696,610
Monday.com †	14,033	3,169,634
Onto Innovation †	26,304	4,763,128
OSI Systems †	3,105	443,456
Rambus †	58,153	3,594,437
Sprout Social Class A †	88,145	5,263,138
Super Micro Computer †	2,933	2,962,418
Tenable Holdings †	84,966	4,199,869
Varonis Systems †	86,688	4,089,073
		52,868,981
Materials — 2.23%
ATI †	98,721	5,051,554
		5,051,554
Total Common Stocks (cost $188,062,480)		222,119,054

Exchange-Traded Fund — 1.05%
iShares Russell 2000 Growth ETF	8,770	2,374,916
Total Exchange-Traded Fund (cost $1,950,835)		2,374,916

Short-Term Investments — 0.73%
Money Market Mutual Funds — 0.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	409,206	409,206
NQ- IV097 [0324] 0524 (3566350)    1

Schedule of investments
Delaware Ivy VIP Small Cap Growth   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	409,206	$ 409,206
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	409,206	409,206
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	409,206	409,206
Total Short-Term Investments (cost $1,636,824)		1,636,824

Total Value of Securities—99.96% (cost $191,650,139)		226,130,794
Receivables and Other Assets Net of Liabilities—0.04%		101,056
Net Assets Applicable to 35,135,294 Shares Outstanding—100.00%		$226,231,850

†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund

2    NQ- IV097 [0324] 0524 (3566350)